CONDENSED CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Intangible assets		$ 22,462	$ 22,822
Property, plant and equipment		205,272	210,847
Joint ventures and associates		23,248	22,451
Investments in securities		3,554	3,222
Deferred tax		14,392	16,311
Retirement benefits	[1]	7,941	2,474
Trade and other receivables		7,798	7,641
Derivative financial instruments	[2]	1,508	2,805
Non-current assets		286,175	288,573
Current assets
Inventories		25,097	19,457
Trade and other receivables		43,694	33,625
Derivative financial instruments	[2]	8,787	5,783
Cash and cash equivalents		34,104	31,830
Current assets		111,682	90,695
Total assets		397,857	379,268
Non-current liabilities
Debt		87,034	91,115
Trade and other payables		2,885	2,304
Derivative financial instruments	[2]	385	420
Deferred tax		11,717	10,463
Retirement benefits	[1],[3]	12,435	15,605
Decommissioning and other provisions		27,657	27,310
Non-current liabilities		142,112	147,217
Current liabilities
Debt		13,042	16,899
Trade and other payables	[3]	54,948	44,572
Derivative financial instruments	[2]	10,385	5,308
Income tax payable	[3]	2,837	3,111
Decommissioning and other provisions		3,290	3,624
Current liabilities		84,502	73,514
Total liabilities		226,614	220,731
Equity attributable to Royal Dutch Shell plc shareholders		167,999	155,310
Non-controlling interest		3,244	3,227
Total equity		171,243	158,537
Total liabilities and equity		$ 397,857	$ 379,268

[1]	See Note 7 "Other notes to the unaudited Condensed Consolidated Interim Financial Statements".
[2]	See Note 6 “Derivative financial instruments and debt excluding lease liabilities”.
[3]	As from January 1, 2021 the 'Retirement benefits' liability has been classified under non-current liabilities (previously partly presented within current liabilities) and taxes payable not related to income tax are presented within 'Trade and other payables' (previously 'Taxes payable'). Prior period comparatives have been revised to conform with current year presentation. See Note 7.